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                                        NEW YORK LIFE INSURANCE COMPANY
                                        51 Madison Avenue, 10SB
                                        New York, NY 10010
                                        Bus: (212) 576-5522
                                        Fax: (212) 576-7101
                                        E-Mail:Charles_F_Furtado@newyorklife.com

                                        CHARLES F. FURTADO, JR.
                                        Associate Counsel

                                        December 30, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re:  New York Life Insurance and Annuity Corporation ("NYLIAC")
          NYLIAC Variable Universal Life Separate Account - I (the "Registrant") Initial Registration Statement on Form N-6 for New York Life Legacy Creator Single Premium Variable Universal Life Insurance (the "Policy")

Commissioners:

     Submitted herewith for filing on behalf of the Registrant and its depositor, NYLIAC, is one electronically formatted copy of the above-referenced registration statement on Form N-6 (the "Registration Statement") under the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended.

                            1. REGISTRATION STATEMENT

     The Registration Statement relates to a new policy that NYLIAC plans to market under the name "New York Life Legacy Creator Single Premium Variable Universal Life." Interests in the Policy will be offered through the Registrant, which is a separate account of NYLIAC established on June 4, 1993, pursuant to resolutions of NYLIAC's Board of Directors.

                         2. TIMETABLE FOR EFFECTIVENESS

     NYLIAC desires to begin marketing the Policy on or about May 1, 2009 ("Launch Date"). Accordingly, we would appreciate the Commission staff's efforts in processing the Registration Statement so that it may be declared effective on or before April 10, 2009, to provide enough time to print the prospectuses in advance of the Launch Date.

     At the appropriate time, Registrant and its principal underwriter, NYLIFE Distributors, LLC will request acceleration of the effectiveness of the Registration Statement in writing pursuant to Rule 461 under the Securities Act.
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Securities and Exchange Commission
December 30, 2008
Page 2 of 2

     I look forward to receiving your comments at your earliest convenience. If you have any questions concerning this filing, please contact the undersigned at
(212) 576-5522.

                                        Very truly yours,


                                        Charles F. Furtado, Jr.
                                        Associate Counsel

cc:  Mr. Patrick Scott
     Mr. Frederick Bellamy


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